Summary of Goodwill (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Goodwill at beginning of period	$ 205,167	$ 207,399
Exchange adjustment	2,377	(2,232)
Impairment charge	$ (207,544)
Goodwill at end of period		$ 205,167